Equity Method Accounted Investees - Share of OCI (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Items that may be reclassified to consolidated net income:
Total	$ 143	$ 2,925	$ (5,948)	$ 1,058
Items that may not be reclassified to consolidated net income in subsequent periods:
Gain (loss) on remeasurements of the net defined benefit liability	$ 14	296	(474)	(1,090)
Equity investments
Items that may be reclassified to consolidated net income:
Fair value changes		32	(14)
Exchange differences on translating foreign operations		2,893	(5,934)	1,058
Total		2,925	(5,948)	1,058
Items that may not be reclassified to consolidated net income in subsequent periods:
Gain (loss) on remeasurements of the net defined benefit liability		$ 590	$ (111)	$ (389)